Other Assets - Schedule of Other Assets — Current (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Other Assets — Current [Abstract]
Prepayments	$ 913,935	$ 1,182,723	$ 240,257
Short-term deposits	18,932	24,500	11,012
Interest receivable from a third party	142,491	184,398	128,588
Other assets – current	$ 1,075,358	$ 1,391,621	$ 379,857